Consolidated Interim Statements of Cash Flows (Unaudited)	3 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Operating activities:
Net loss for the period	$ (1,931,175)	$ (9,354,788)
Changes in operating assets and liabilities:
Stock-based compensation	84,721	36,900
Stock to be issued for services	51,208
Stock issued for services	39,478	396,108
Depletion	66,549	109,101
Depreciation	11,180	7,007
Accretion of asset retirement obligation	224,828	22,873
Accretion and accrued interest expense	26,816	36,605
Change in fair value of derivative liability	568,773	8,730,596
Interest income	(14,149)	13,707
Foreign exchange loss	113
Gain (loss) on debt settlement	(71,282)	72,105
Restricted cash	484	1,005
Accounts receivable	(368,802)	(287,087)
Prepaid expenses and deposits	(34,516)	(393,822)
Accounts payable and accrued liabilities	862,632	354,536
Net cash used in operating activities	(483,142)	(255,154)
Investing activities:
Property and equipment expenditures	(15,027)	(343)
Oil and gas properties expenditures	(535,694)	(400)
Net cash used in investing activities	(550,721)	(743)
Financing activities:
Proceeds from stock subscriptions received	13,886,224	629,945
Stock issuance costs on subscriptions received	(1,108,790)
Proceeds from exercise of options	3,997	27,357
Proceeds from exercise of warrants	11,664	330,460
Proceeds from loans payable		500,000
Repayments of loans payable	(321,027)	(101,294)
Lease payments	(1,612)	(3,047)
Net cash provided by financing activities	12,470,456	1,383,421
Effect of exchange rate changes on cash and cash equivalents	174,964	(9,434)
Net increase in cash and cash equivalents	11,611,557	1,118,090
Cash and cash equivalents, beginning of period	1,026,990	202,712
Cash and cash equivalents, end of period	$ 12,638,547	$ 1,320,802